Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2018 up through the date May 24, 2019 was the Company has presented these unaudited condensed consolidated financial statements. During the period, the Company did not have any material recognizable subsequent events.

14. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2018 up through the date May 24, 2019 was date Company presented these audited consolidated financial statements. During the period, the Company did not have any material recognizable subsequent events.